Senior Convertible Notes (Details)	1 Months Ended	12 Months Ended					0 Months Ended	12 Months Ended							12 Months Ended
	May 31, 2013 CNY	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 Warrant derivatives CNY	Dec. 31, 2012 Warrant derivatives CNY	May 13, 2008 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2014 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2013 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2013 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 CNY	May 19, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	May 13, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 Maximum	May 13, 2008 4.5% Senior Convertible Notes due 2013 Maximum USD ($)
Senior Convertible Notes
Aggregate principal amount														$ 350,000,000
Interest rate (as a percent)		9.00%												4.50%
Number of days granted to underwriters for the option to purchase additional Senior Notes							30 days
Option granted to underwriters to purchase additional aggregate principal amount of Senior Notes																	50,000,000
Completed public offering including underwriter's option to purchase additional Senior Notes													400,000,000
Net proceeds from the offering							2,709,538,000
Amount of unamortized financing costs							80,010,000
Amount of financing costs amortized through interest expense										2,606,000		9,656,000
Percentage of the effective conversion price as a condition for conversion or redemption of Senior Notes								130.00%
Minimum number of trading days triggering conversion or redemption feature								20 days
The maximum period of consecutive trading days that the closing price of the Company's ADS exceeds a specified percentage of the conversion price to trigger conversion or redemption feature of notes								30 days
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest								100.00%
Interest expenses recognized										12,300,000		56,893,000
Principal amount used for debt instrument conversion ratio								1,000
Conversion rate per $1000 principal amount of the Senior Notes (in ADS)								6.5628
Par value per share (in dollars per share)								$ 0.0001
Conversion price (in dollars per ADS)								$ 152.375
Change in fair value of the Embedded Derivatives		84,484,000	(51,867,000)	9,334,000	0	32,000
Interest expense recognized for accretion to the redemption value										24,216,000		96,532,000
Principal amount of debt bought back									0		105,427,000
Buyback price as a percentage of principal amounts															72.48%	95.35%
Gain/(loss) from convertible notes buyback				(8,466,000)						0		(8,466,000)
Repayment of remaining principal amount	723,742,000		740,027,000